STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation	$ 21,778	$ 38,349	$ 81,159	$ 126,603
Unrecognized stock based compensation	$ 29,822		$ 29,822		$ 145,879
Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock authorized	476,470		476,470		476,470
Shares available for grant	126,276		126,276
Equity Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested			25.00%